Note 02 - Derivative Instruments, Hedging and Risk Management Activities	9 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 02 - Derivative Instruments, Hedging and Risk Management Activities [Text Block]

2. Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of risks arising from its normal course of business. Such risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company’s financial assets and liabilities or future cash flows and earnings.

Petrobras’ risk management is performed by means of its Board of Directors pursuant to a corporate policy risk management. In March 2010, regarding the new corporate governance model developed by the Company, the Financial Commitee, in place of the Risk Management Committee, was organized by the Executive Board. Such a Committee is sponsored by the Financial Board and made up of all executive managers from the Financial area, and executive managers of Business can also be called to discuss about specific subjects. Among the Financial Commitee responsibilities, it shall evaluate risk exposures and establish guidelines to measure, supervise and manage the risk concerning the Company's operation. The Board of Directors shall be responsible to decide about those risk management issues.

The risk management policy of Petrobras aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company’s executive officers. The Company does not hold or issue derivative financial instruments for trading purposes.

a) Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company’s commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivative contracts for speculative purposes.

The Company usually does not use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company’s business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieve strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company’s solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company’s risk exposures.

Outstanding derivative contracts entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company’s current price risk management, derivatives are contracted for short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company’s exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in current period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras’ oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The main counterparties of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), the Intercontinental Exchange, BNP Paribas, Shell (STASCO), Morgan Stanley, BP North America Chicago and Vitol Inc.

The commodity derivative contracts are reflected at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of September 30, 2011, the Company had the following outstanding commodity derivative contracts:

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity in 2011	As of September 30, 2011

Futures and Forward contracts	(10,994)
Option contracts	(7,578)

* A negative notional value represents a sale position.

Embedded derivatives

Derivatives embedded within other financial instruments or other host contracts are treated as separate derivatives when they have a price based on an underlying that is not clearly and closely related to the asset being sold or purchased. The assessment is made only at the inception of the contracts. Such derivatives are separated from the host contract and recognized at fair value with changes in fair value recognized in earnings.

Sale of ethanol

Petrobras through its subsidiary, Petrobras International Finance (PifCo), entered into a sales contract of 143,000 m³ per year of ethanol, with Toyota Tsusho Corporation, for ten years subject to renegotiation of prices and termination after the first five years. The sales price formula is based on both quotations: ethanol and naphtha.

Naphtha is an extraneous underlying to the cost and fair value of the asset being sold. The embedded derivative was bifurcated from the host contract and recognized at fair value through earnings.

The Company determined the fair value based on the difference between the spreads for naphtha and ethanol. The market quotations used in the measurement were obtained from the CBOT (Chicago Board of Trade) future market. In accordance with ASC 820, fair value was classified at level 3.

	Notional amount in thousands of m3
		Fair Value	Maturity

Forward Contract
Long position	715	US$26	2016

b) Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to originating from changes in the levels or volatility of exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create “natural risk mitigation”, benefiting from the correlation between its income and expenses. In the specific case of exchange variations inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the Brazilian Real and the US dollar or another currency.

The risk management is based on the Company’s net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain of the Company’s obligations.

BR Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not qualified as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and September 2011 represented 59,5% of the total exported by BR Distribuidora. The settlements of the operations that matured between January 1 and September 30, 2011 generated a positive result for the Company of US$7.

The over the counter contract is presented at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of September 30, 2011, the Company had the following foreign currency derivative contracts, not qualified as hedging accounting:

Foreign Currency	Notional Amount US$ million

Sell USD / Pay BRL	(112)

Cash flow hedge

In September 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company’s costs in this operation in dollars. In a cross currency swap there is also an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has qualified its cross currency swap as a cash flow hedge. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge is expected to be highly effective in achieving to offset cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments qualified as cash flow hedges are reflected as either assets or liabilities on the Company’s consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is presented in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective to offset the variation in the cash flows of the bonds issued in Yens.

As of September 30, 2011, the Company had the following cross currency swaps:

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Average Pay Rate (USD)	5.69	US$298
Average Receive Rate (JPY)	2.15	JPY$35,000

c) Interest rate risk management

The Company’s interest rate risk is a function of the Company’s long-term debt and to a lesser extent, its short-term debt. The Company’s foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company’s floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the Central Bank of Brazil. The Company currently does not use derivative financial instruments to manage its exposure to fluctuations in interest rates.

d) Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the balance sheet for the nine-month period ended September 30, 2011, is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of September 30,	2011		2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	130		-

Total		130		-

Derivatives not qualified as
hedging instruments under
Codification Topic 815
			Other payables and accruals
Foreign exchange contracts	Other current assets	17		(14)
			Other payables and accruals
Commodity contracts	Other current assets	93		(11)

Total		110		(25)

Total Derivatives		240		(25)

The effect of derivative instruments on the balance sheet for the year ended December 31, 2010 is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of December 31,	2010		2010
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging
instruments under Codification
Topic 815
			Other payable and accruals
Foreign exchange contracts	Other current assets	2		-
			Other payables and accruals
Commodity contracts	Other current assets	48		(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments for the nine-month period ended September 30, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2011		September 30, 2011	September 30, 2011

Foreign exchange contracts

	7	Financial Expenses	(19)	3

	7		(19)	3

The effect of derivative instruments for the nine-month period ended September 30, 2010, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2010		September 30, 2010	September 30, 2010

Foreign exchange contracts

	20	Financial Expenses	(35)	-

	20		(35)	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	12
Commodity contracts	Financial income/(expenses) net	(52)

Total		(40)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	23

Total		29